Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 06, 2026
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalent (in Dollars)	$ 534	$ 497	$ 497
Financing Receivable, Allowance for Credit Loss (in Dollars)	0	0	0
Accounts Receivable, after Allowance for Credit Loss (in Dollars)	147	184	184
Capitalized Platform Development Costs (in Dollars)	$ 623	$ 299	299
Price Protection Feature [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Adjustment of Warrants (in Dollars)			468
March 2026 Convertible Note [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Adjustment of Warrants (in Dollars)			1,403
March 2026 Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Adjustment of Warrants (in Dollars)			$ 129
March 2026 Convertible Note and Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Private Financing And Raised (in Dollars)					$ 2,000
Diluted Number of Shares Outstanding		1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.55	$ 2.55
Convertible Note and Exercise Description			These restrictions lapse and the shares become freely transferrable in equivalent tranches of twenty-five percent after 12 months, 15 months, 18 months, and 21 months following the close of the merger.
March 2026 Convertible Note and Warrants [Member] | Price Protection Feature [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Price Protection Feature Maximum Amount (in Dollars)			$ 15,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			24.00%	26.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	36.00%		43.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			14.00%	15.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	32.00%		37.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			12.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	23.00%		14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	8.00%		5.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	18.00%
Customer Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	13.00%
Customer Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	12.00%
Customer Concentration Risk [Member] | Vendor Four [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	12.00%
Vendor Concentration Risk [Member] | Vendor One [Member] | Cost of Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			34.00%	43.00%
Vendor Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			22.00%
Vendor Concentration Risk [Member] | Vendor Two [Member] | Cost of Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			17.00%
Vendor Concentration Risk [Member] | Vendor Two [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				13.00%
Vendor Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			18.00%
Vendor Concentration Risk [Member] | Vendor Three [Member] | Cost of Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			16.00%
Federal Deposit Insurance Corporation limit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalent (in Dollars)		$ 250	$ 250